Net Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income per Share

(16) Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic:
Net income	276,177	259,941	85,723
Less: Net income (loss) attributable to the noncontrolling interests	7,923	8,952	(14,549)
Net income attributable to the Company’s shareholders	268,254	250,989	100,272
Weighted average number of ordinary shares outstanding	1,073,891,784	1,073,891,784	1,074,196,310
Basic net income per ordinary share	0.25	0.23	0.09
Basic net income per ADS	5.00	4.67	1.87

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Diluted:
Net income	276,177	259,941	85,723
Less: Net income (loss) attributable to the noncontrolling interests	7,923	8,952	(14,549)
Net income attributable to the Company’s shareholders	268,254	250,989	100,272
Weighted average number of ordinary shares outstanding	1,073,891,784	1,073,891,784	1,074,196,310
Weighted average number of dilutive potential ordinary shares from share options	399,576	399,410	261,511
Total	1,074,291,360	1,074,291,194	1,074,457,821
Diluted net income per ordinary share	0.25	0.23	0.09
Diluted net income per ADS	4.99	4.67	1.87